LONG TERM LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ILS (₪)
IfrsStatementLineItems [Line Items]
Principal amount			$ 182,542	₪ 500,000
Interest rate	2.56%	2.56%	1.50%	1.50%
Secured bank loans received			$ 9,127	₪ 25,000
Term loan one [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 40,528	₪ 100,000
Borrowings maturity, description	May 20,2027
Term loan two [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 40,528	100,000
Borrowings maturity, description	April 20,2028
Term loan three [member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 26,411	₪ 64,000
Borrowings maturity, description	August 20, 2030